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                                                                C O N S E C O(R)
                                                                    STEP UP.(SM)
CONSECO VARIABLE INSURANCE COMPANY





A N N U A L   R E P O R T   T O

C O N T R A C T   O W N E R S

DECEMBER 31, 1999





                                             Conseco Variable Annuity Account f

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 1999


================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT F                                          PAGE
Statement of Assets and Liabilities as of December 31, 1999.................. 2
Statements of Operations for the Year Ended December 31, 1999 and
  Statements of Changes in Net Assets for the Year Ended December 31, 1999... 4 Statements of Operations for the Period February 12, 1998 through
  December 31, 1998 and Statements of Changes in
   Net Assets for the Period February 12, 1998 through December 31, 1998....  10
Notes to Financial Statements...............................................  16
Report of Independent Accountants...........................................  18

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================================================
                                                                                          SHARES           COST     REPORTED VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Market value adjustment cash account................................................                               $    312,640
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio.                                                                   557,806.4  $  30,720,879     35,911,573
       Leveraged AllCap Portfolio......................................................    614,503.5     26,532,283     35,622,770
       MidCap Growth Portfolio.........................................................    302,549.3      8,226,576      9,751,164
       Small Capitalization Portfolio..................................................    139,624.4      6,004,731      7,700,284
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................  1,414,181.8      9,752,817     11,313,455
       International Fund .............................................................    412,479.0      3,350,113      5,155,987
       Value Fund .....................................................................  1,034,104.4      6,541,567      6,152,921
     Berger Institutional Products Trust:
       100 Fund .......................................................................    132,386.3      1,836,756      2,544,464
       Growth and Income Fund..........................................................    600,834.5     11,928,100     15,892,072
       Small Company Growth Fund.......................................................    220,004.5      3,545,073      5,172,306
       BIAM International Fund.........................................................     20,354.6        246,908        297,787
     Conseco Series Trust:
       Balanced Portfolio..............................................................    625,620.0      8,755,822      9,165,838
       Equity Portfolio................................................................    447,077.0      9,573,736     10,363,566
       Fixed Income Portfolio..........................................................    960,082.4      9,385,109      9,010,853
       Government Securities Portfolio.................................................    416,009.7      4,803,151      4,559,896
       Money Market Portfolio.......................................................... 52,392,728.6     52,392,729     52,392,729
     Dreyfus Stock Index Fund..........................................................  1,400,802.6     46,839,868     53,860,861
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    375,270.5     12,871,798     14,661,817
     Dreyfus Variable Investment Fund:
          Disciplined Stock Portfolio..................................................    130,845.9      3,229,903      3,522,371
          International Value Portfolio................................................     68,645.2      1,046,711      1,075,671
     Federated Insurance Series:
       High Income Bond Fund II .......................................................    840,112.9      8,784,364      8,602,756
       International Equity Fund II ...................................................    151,587.3      3,378,024      4,189,873
       Utility Fund II ................................................................    438,628.0      6,265,693      6,294,311
     Invesco Variable Investment Funds, Inc:
       Equity Income Fund..............................................................    178,386.0      3,582,202      3,747,890
       High Yield Fund.................................................................    441,451.8      5,244,619      5,081,110
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................    738,910.9     29,535,602     44,105,593
       Growth Portfolio................................................................  1,640,691.8     44,049,273     55,209,279
       Worldwide Growth Portfolio......................................................    910,881.4     29,200,626     43,494,588
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    136,027.8      1,470,859      1,568,400
       Small Cap Portfolio ............................................................     99,773.2        967,297        979,773
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio  ...................................................    427,328.9      9,417,689      9,469,608
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     33,324.9        485,102        544,529
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................    713,102.2      9,490,018      9,441,473
       Partners Portfolio..............................................................    284,442.4      5,270,432      5,586,448
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................    478,771.7     11,341,233     14,540,297
     Strong Opportunity Fund II, Inc. .................................................    273,166.7      6,030,456      7,099,601
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund ............................................................     79,782.2         860,578       852,871
       Worldwide Emerging Markets Fund....                                                 197,090.8       1,964,910     2,810,514
       Worldwide Hard Assets Fund.........                                                  52,258.1         537,825       572,749
       Worldwide Real Estate Fund  .......                                                  31,655.4         304,627       289,647
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets     ............................................................................................   518,922,335
Liabilities:
     Net amounts due to Conseco Variable Insurance Company ..........................................................      595,654
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets (Note 6) ...... .................................................................................. $518,326,681
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 1999

===================================================================================================================================
                                                                                           UNITS      UNIT VALUE     REPORTED VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
     Contract owners' deferred annuity reserves:
       Market value adjustment accounts - 1 Year... ...................................                               $    302,276
       Market value adjustment accounts - 5 Year... ...................................                                     10,486
     The Alger American Fund:
       Growth Portfolio ...............................................................  1,954,847.9     $18.349209     35,869,913
       Leveraged AllCap Portfolio......... ............................................  1,362,969.0      26.105651     35,581,193
       MidCap Portfolio................................................................    604,589.9      16.109755      9,739,795
       Small Capitalization Portfolio .................................................    485,731.3      15.834233      7,691,183
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund .........................................................    805,221.4      14.033340     11,299,946
       International Fund .............................................................    286,551.2      17.972904      5,150,157
       Value Fund .....................................................................    615,220.8       9.989754      6,145,904
     Berger Institutional Products Trust:
       100 Fund........................................................................    161,596.2      15.727365      2,541,482
       Growth and Income Fund..........................................................    827,032.9      19.192747     15,873,033
       Small Company Growth Fund ......................................................    279,264.7      18.500508      5,166,539
       BIAM International Fund.........................................................     21,269.1      14.002359        297,818
     Conseco Series Trust:
       Balanced Portfolio .............................................................    675,068.3      13.562053      9,155,312
       Equity Portfolio................................................................    646,422.4      16.012935     10,351,120
       Fixed Income Portfolio..........................................................    881,706.4      10.207736      9,000,226
       Government Securities Portfolio.................................................    451,881.9      10.079080      4,554,554
       Money Market Portfolio .........................................................  4,895,748.7      10.689683     52,334,002
     Dreyfus Stock Index Fund..........................................................  3,732,394.5      14.413769     53,797,872
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    931,176.3      15.727365     14,644,950
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................    280,700.5      12.534297      3,518,383
       International Value Portfolio...................................................     90,422.7      11.882741      1,074,470
     Federated Insurance Series:
       High Income Bond Fund II........................................................    859,801.8       9.993764      8,592,656
       International Equity Fund II....................................................    200,437.7      20.888997      4,186,943
       Utility Fund II ................................................................    550,507.2      11.419878      6,286,725
     Invesco Variable Investment Funds, Inc.:
       Equity Income Fund..............................................................    320,677.7      11.673618      3,743,469
       High Yield Fund.................................................................    495,080.5      10.251437      5,075,287
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................  1,540,760.6      28.593392     44,055,572
       Growth Portfolio ...............................................................  3,067,175.0      17.979753     55,147,048
       Worldwide Growth Portfolio......................................................  2,253,670.9      19.277664     43,445,510
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    134,126.2      11.679204      1,566,487
       Small Cap Portfolio ............................................................    101,384.2       9.652585        978,620
     Lord Abbett Series Fund, Inc. :
       Growth and Income Portfolio.....................................................    759,959.9      12.447055      9,459,263
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     45,323.1      12.000004        543,877
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................    921,343.4      10.235735      9,430,627
       Partners Portfolio..............................................................    524,038.9      10.647332      5,579,616
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II Fund.....................................................    620,231.3      23.416477     14,523,632
     Strong Opportunity Fund II, Inc. .................................................    489,673.9      14.482342      7,091,625
     Van Eck Worldwide InsuranceTrust:
       Worldwide Bond Fund ............................................................     85,090.2      10.011282        851,862
       Worldwide Emerging Markets Fund.................................................    211,063.4      13.300962      2,807,346
       Worldwide Hard Assets Fund......................................................     67,745.9       8.422660        570,601
       Worldwide Real Estate Fund .....................................................     34,644.5       8.350561        289,301
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets .............................................................................................   $518,326,681
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                 -------------------------------------------------------  ----------
                                                                              LEVERAGED                      SMALL        INCOME AND
                                                                  GROWTH       ALL CAP       MIDCAP      CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends from investments in portfolio shares.........  $  1,430,547   $    500,458   $   582,461   $    338,300       $  1,088
Expenses:
   Mortality and expense risk fees........................       239,548        162,697        62,770         49,939         92,646
   Administrative fees....................................        28,746         19,524         7,532          5,993         11,117
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       268,294        182,221        70,302         55,932        103,763
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................     1,162,253        318,237       512,159        282,368       (102,675)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
      Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       631,065        835,798        44,078        190,892        275,972
      Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................     4,270,524      8,807,983     1,300,470      1,534,112      1,113,705
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares    4,901,589      9,643,781     1,344,548      1,725,004      1,389,677
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................   $ 6,063,842    $ 9,962,018   $ 1,856,707    $ 2,007,372     $1,287,002
------------------------------------------------------------------------------------------------------------------------------------




STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                              LEVERAGED                   SMALL          INCOME AND
                                                               GROWTH          ALL CAP      MIDCAP    CAPITALIZATION       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss)...........................  $  1,162,253   $    318,237   $   512,159   $    282,368    $  (102,675)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       631,065        835,798        44,078        190,892        275,972
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     4,270,524      8,807,983     1,300,470      1,534,112      1,113,705
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     6,063,842      9,962,018     1,856,707      2,007,372      1,287,002
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................    23,999,459     22,672,749     5,927,981      4,314,899      6,525,629
   Contract redemptions...................................      (601,059)      (671,251)     (125,849)      (299,566)      (407,475)
   Net transfers .........................................       335,450      1,993,274       154,267        (47,082)      (345,171)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
       from contract owners' transactions ................    23,733,850     23,994,772     5,956,399      3,968,251      5,772,983
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ......................    29,797,692     33,956,790     7,813,106      5,975,623      7,059,985
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     6,072,221      1,624,403     1,926,689      1,715,560      4,239,961
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6) ................  $ 35,869,913   $ 35,581,193    $9,739,795    $ 7,691,183    $ 11,299,946
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
--------------------------  ----------------------------------------------------- --------------------------------------------------
                                             GROWTH AND      SMALL            BIAM                                        FIXED
 INTERNATIONAL     VALUE          100          INCOME       COMPANY      INTERNATIONAL    BALANCED       EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------------------------
    $       --     $ 259,443      $     388    $        --   $        --     $    1,621   $ 1,615,190    $ 2,905,627      $ 448,871

        32,399        48,544         18,601         82,781        26,598          2,821        74,401         85,073         84,189
         3,888         5,825          2,232          9,934         3,192            339         8,928         10,209         10,103
------------------------------------------------------------------------------------------------------------------------------------
        36,287        54,369         20,833         92,715        29,790          3,160        83,329         95,282         94,292
------------------------------------------------------------------------------------------------------------------------------------
       (36,287)      205,074        (20,445)       (92,715)      (29,790)        (1,539)    1,531,861      2,810,345        354,579
------------------------------------------------------------------------------------------------------------------------------------



        42,779       (20,013)       149,335        714,562       287,230         31,785        43,280         96,287        (74,662)
     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
------------------------------------------------------------------------------------------------------------------------------------
     1,811,821      (470,185)       746,181      4,443,418     1,863,346         65,612       332,936        314,766       (424,951)
------------------------------------------------------------------------------------------------------------------------------------
   $ 1,775,534    $ (265,111)     $ 725,736    $ 4,350,703   $ 1,833,556    $    64,073   $ 1,864,797    $ 3,125,111      $ (70,372)
------------------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
---------------------------  ---------------------------------------------------- --------------------------------------------------
                                             GROWTH AND        SMALL         BIAM                                       FIXED
 INTERNATIONAL      VALUE          100         INCOME         COMPANY    INTERNATIONAL    BALANCED       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------
      $(36,287)  $   205,074    $   (20,445)   $   (92,715)   $  (29,790)    $   (1,539)  $ 1,531,861    $ 2,810,345     $  354,579
        42,779       (20,013)       149,335        714,562       287,230        31,785         43,280         96,287       (74,662)
     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
------------------------------------------------------------------------------------------------------------------------------------
     1,775,534      (265,111)       725,736      4,350,703     1,833,556         64,073     1,864,797      3,125,111        (70,372)
------------------------------------------------------------------------------------------------------------------------------------

     1,949,052     4,786,556      1,070,592      8,539,084     1,615,245        180,697     4,669,802      2,833,070      6,836,281
       (66,096)     (281,584)      (103,349)      (398,035)     (164,543)        (9,547)     (443,212)      (265,819)      (375,828)
       206,351       157,453         47,610      1,507,635       783,390       (161,119)   (1,131,962)      (196,581)      (596,579)
------------------------------------------------------------------------------------------------------------------------------------

     2,089,307     4,662,425      1,014,853      9,648,684     2,234,092         10,031     3,094,628      2,370,670      5,863,874
------------------------------------------------------------------------------------------------------------------------------------
     3,864,841     4,397,314      1,740,589     13,999,387     4,067,648         74,104     4,959,425      5,495,781      5,793,502
------------------------------------------------------------------------------------------------------------------------------------
     1,285,316     1,748,590        800,893      1,873,646     1,098,891        223,714     4,195,887      4,855,339      3,206,724
------------------------------------------------------------------------------------------------------------------------------------
  $  5,150,157   $ 6,145,904   $  2,541,482   $ 15,873,033  $  5,166,539   $    297,818   $ 9,155,312   $ 10,351,120    $ 9,000,226
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                DREYFUS
                                                                        TRUST PORTFOLIOS                              VARIABLE
                                                                           (CONTINUED)                               INVESTMENT
                                                                    ------------------------                         ----------
                                                                                          DREYFUS
                                                                                         SOCIALLY        DREYFUS
                                                            GOVERNMENT      MONEY       RESPONSIBLE       STOCK       DISCIPLINED
                                                            SECURITIES      MARKET        GROWTH          INDEX          STOCK
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    281,491   $  1,215,490   $   488,441   $    745,968      $  33,603
Expenses:
   Mortality and expense risk fees........................        44,106        307,888        90,565        416,597         21,719
   Administrative fees....................................         5,293         36,947        10,868         49,992          2,606
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        49,399        344,835       101,433        466,589         24,325
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................       232,092        870,655       387,008        279,379          9,278
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
     (depreciation) of investments:
       Net realized gains (losses) on sales of investments
        in portfolio shares ..............................      (131,084)            --       297,068        455,568         98,218
       Net change in unrealized appreciation (depreciation)
         of investments in portfolio shares ..............      (226,870)            --     1,579,997      5,525,574        230,188
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in
          portfolio shares ...............................      (357,954)            --     1,877,065      5,981,142        328,406
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
           from operations ..............................   $   (125,862)   $   870,655  $  2,264,073   $  6,260,521     $  337,684
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================

Changes from operations:
   Net investment income (loss)...........................  $    232,092   $    870,655   $   387,008   $    279,379      $  9,278
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................      (131,084)            --       297,068        455,568        98,218
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................      (226,870)            --     1,579,997      5,525,574       230,188
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       from operations ...................................      (125,862)       870,655     2,264,073      6,260,521       337,684
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................     4,118,914     59,631,055    10,577,697     32,861,489      2,565,980
   Contract redemptions...................................      (201,285)    (1,483,540)     (287,765)    (1,623,692)       (49,554)
   Net transfers .........................................      (843,467)   (14,743,455)     (517,924)     1,393,465        (28,893)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets
        from contract owners' transactions ...............      3,074,162    43,404,060     9,772,008     32,631,262      2,487,533
------------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets .......................      2,948,300    44,274,715    12,036,081     38,891,783      2,825,217
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................      1,606,254     8,059,287     2,608,869     14,906,089        693,166
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6)..................   $  4,554,554  $ 52,334,002   $14,644,950   $ 53,797,872   $  3,518,383
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME      INTERNATIONAL                     EQUITY                    AGGRESSIVE                     WORLDWIDE
   VALUE         BOND II          EQUITY II     UTILITY II        INCOME      HIGH YIELD      GROWTH          GROWTH        GROWTH
====================================================================================================================================

  $     78,832   $   429,612   $     20,577   $    255,143  $     61,662   $    332,050   $   377,706   $    195,641    $    36,846

         6,746        89,638         15,544         62,734        30,439         38,863       174,776        309,609        264,551
           809        10,756          1,865          7,528         3,653          4,664        20,973         37,153         31,746
------------------------------------------------------------------------------------------------------------------------------------
         7,555       100,394         17,409         70,262        34,092         43,527       195,749        346,762        296,297
------------------------------------------------------------------------------------------------------------------------------------
        71,277       329,218          3,168        184,881        27,570        288,523       181,957       (151,121)      (259,451)
------------------------------------------------------------------------------------------------------------------------------------

        58,025      (110,092)       358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156
        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
------------------------------------------------------------------------------------------------------------------------------------
        87,309      (373,212)     1,102,805       (181,122)      250,173       (115,910)   15,982,901     10,908,877     13,945,229
------------------------------------------------------------------------------------------------------------------------------------
  $    158,586  $    (43,994)  $  1,105,973   $      3,759   $   277,743       $172,613   $16,164,858  $  10,757,756   $ 13,685,778
====================================================================================================================================


                                                                            7

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)         FEDERATED INSURANCE SERIES FUNDS         INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    --------------------------------------------    -------------------------   ------------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                    EQUITY                     AGGRESSIVE                      WORLDWIDE
   VALUE          BOND II        EQUITY II      UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH         GROWTH
====================================================================================================================================

  $     71,277   $  329,218    $      3,168   $    184,881  $     27,570   $    288,523   $   181,957   $   (151,121)  $   (259,451)

        58,025     (110,092)        358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156

        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
------------------------------------------------------------------------------------------------------------------------------------
       158,586       (43,994)     1,105,973          3,759       277,743        172,613    16,164,858     10,757,756     13,685,778
------------------------------------------------------------------------------------------------------------------------------------

       840,806     7,321,216        933,308      5,844,449     3,018,942      3,486,048    19,543,752     33,785,060     21,071,153
       (40,517)     (466,202)       (61,598)      (370,882)     (138,318)      (197,921)     (778,660)    (1,112,922)      (844,503)
       (24,630)   (2,668,737)     1,641,488     (1,781,878)     (242,967)       476,518     6,687,738      6,336,414      1,226,023
------------------------------------------------------------------------------------------------------------------------------------

       775,659     4,186,277      2,513,198      3,691,689     2,637,657      3,764,645    25,452,830     39,008,552     21,452,673
------------------------------------------------------------------------------------------------------------------------------------
       934,245     4,142,283      3,619,171      3,695,448     2,915,400      3,937,258    41,617,688     49,766,308     35,138,451
------------------------------------------------------------------------------------------------------------------------------------
       140,225     4,450,373        567,772      2,591,277       828,069      1,138,029     2,437,884      5,380,740      8,307,059
------------------------------------------------------------------------------------------------------------------------------------
  $  1,074,470   $ 8,592,656   $  4,186,943   $  6,286,725  $  3,743,469   $  5,075,287   $44,055,572   $ 55,147,048   $ 43,445,510
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     56,529   $     17,315   $   682,606   $          6     $  215,089
Expenses:
   Mortality and expense risk fees........................        17,109          9,106        73,203          5,219         73,387
   Administrative fees....................................         2,053          1,093         8,784            626          8,806
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        19,162         10,199        81,987          5,845         82,193
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        37,367          7,116       600,619         (5,839)       132,896
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        50,644         (2,998)      141,491         (1,884)       (24,364)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       (14,591)         3,120        29,462         53,299        (88,777)
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares ..............................        36,053            122       170,953         51,415       (113,141)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $     73,420    $     7,238   $   771,572  $      45,576       $ 19,755
====================================================================================================================================






STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $     37,367   $      7,116   $  600,619   $     (5,839)    $  132,896
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        50,644         (2,998)     141,491         (1,884)       (24,364)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       (14,591)         3,120       29,462         53,299        (88,777)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations       73,420         7,238      771,572         45,576         19,755
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       700,824        555,835     6,299,864        290,152      5,057,231
   Contract redemptions...................................      (154,780)       (33,426)     (586,145)       (25,373)      (244,897)
   Net transfers..........................................       (82,240)        24,951       379,049        (27,176)     1,438,296
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............       463,804        547,360     6,092,768        237,603      6,250,630
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................       537,224        554,598     6,864,340        283,179      6,270,385
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     1,029,263        424,022     2,594,923        260,698      3,160,242
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (Note 6)...............  $  1,566,487   $    978,620   $ 9,459,263   $    543,877    $ 9,430,627
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------       STRONG      ----------------------------------------------------------
                MID CAP      OPPORTUNITY               EMERGING      HARD         REAL           MVA           MVA         COMBINED
  PARTNERS     GROWTH II       FUND II      BOND        MARKETS     ASSETS       ESTATE        1 YEAR         5 YEAR         TOTAL
===================================================================================================================================

 $ 119,531   $     1,625   $  272,745   $  23,948   $     (180)  $   1,398    $   4,706     $      --    $       --    $ 14,032,374

     57,527        52,552       49,053      10,401       12,485      11,065        3,607           --            --       3,311,496
      6,903         6,306        5,886       1,248        1,498       1,328          433           --            --         397,379
-----------------------------------------------------------------------------------------------------------------------------------
     64,430        58,858       54,939      11,649       13,983      12,393        4,040           --            --       3,708,875
-----------------------------------------------------------------------------------------------------------------------------------
     55,101       (57,233)     217,806      12,299      (14,163)    (10,995)         666           --            --      10,323,499
-----------------------------------------------------------------------------------------------------------------------------------



      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    160,915     3,958,947      962,577     (70,690)     951,147      41,262      (13,942)          --            --      83,258,870
-----------------------------------------------------------------------------------------------------------------------------------
  $ 216,016   $ 3,901,714   $1,180,383   $ (58,391)  $  936,984   $  30,267    $ (13,276)   $      --    $       --    $ 93,582,369
===================================================================================================================================



====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------       STRONG      ----------------------------------------------------------
                MID CAP      OPPORTUNITY               EMERGING      HARD         REAL           MVA           MVA         COMBINED
  PARTNERS     GROWTH II       FUND II      BOND        MARKETS     ASSETS       ESTATE        1 YEAR         5 YEAR         TOTAL
===================================================================================================================================

  $  55,101   $   (57,233)  $  217,806   $  12,299   $  (14,163)  $ (10,995)   $     666    $      --    $       --    $ 10,323,499

      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    216,016     3,901,714    1,180,383     (58,391)     936,984      30,267      (13,276)          --            --      93,582,369
-----------------------------------------------------------------------------------------------------------------------------------

  2,582,652     5,903,521    4,320,118     726,162    1,573,173     193,714      194,286      185,339        10,486     330,114,322
   (150,240)     (216,136)    (124,917)    (42,225)    (173,421)    (43,708)     (36,747)      (3,082)           --     (13,705,669)
   (172,085)    4,264,561     (262,554)   (119,407)     227,140     302,264      (73,229)          --            --       5,516,201
-----------------------------------------------------------------------------------------------------------------------------------

  2,260,327     9,951,946    3,932,647     564,530    1,626,892     452,270       84,310      182,257        10,486     321,924,854
-----------------------------------------------------------------------------------------------------------------------------------
  2,476,343    13,853,660    5,113,030     506,139    2,563,876     482,537       71,034      182,257        10,486     415,507,223
-----------------------------------------------------------------------------------------------------------------------------------
  3,103,273       669,972    1,978,595     345,723      243,470      88,064      218,267      120,019            --     102,819,458
-----------------------------------------------------------------------------------------------------------------------------------
 $5,579,616   $14,523,632   $7,091,625   $ 851,862   $2,807,346   $ 570,601    $ 289,301    $ 302,276    $   10,486   $ 518,326,681
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            ---------------------------------------------------------   ----------
                                                                             LEVERAGED                      SMALL       INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION     GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     44,824   $      5,239   $    19,215   $      8,041    $   20,268
Expenses:
   Mortality and expense risk fees........................        16,142          4,492         5,699          4,156        14,180
   Administrative fees....................................         1,937            539           684            499         1,702
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        18,079          5,031         6,383          4,655        15,882
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        26,745            208        12,832          3,386         4,386
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       (43,791)       (13,041)       (1,715)       (13,013)      (11,738)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       920,170        282,503       224,117        161,441       446,932
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares ..............................        876,379        269,462        222,402      148,428       435,194
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................   $    903,124    $   269,670   $    235,234   $  151,814    $  439,580
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            ---------------------------------------------------------   ----------
                                                                             LEVERAGED                      SMALL       INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION     GROWTH
===================================================================================================================================
Changes from operations:
    Net investment income (loss)..........................  $     26,745   $        208   $    12,832   $      3,386    $     4,386
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................       (43,791)       (13,041)       (1,715)       (13,013)       (11,738)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       920,170        282,503       224,117        161,441        446,932
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .............................       903,124        269,670       235,234        151,814        439,580
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
    Net contract purchase payments .......................     4,317,694      1,143,802     1,451,960      1,231,991      3,142,214
    Contract redemptions .................................       (21,245)       (11,673)       (6,638)       (18,187)       (29,140)
    Net transfers..........................................      872,648        222,604       246,133        349,942        687,307
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................
         from contract owners' transactions ..............     5,169,097      1,354,733     1,691,455      1,563,746      3,800,381
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................     6,072,221      1,624,403     1,926,689      1,715,560      4,239,961
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period......................  $  6,072,221   $  1,624,403   $ 1,926,689   $  1,715,560    $ 4,239,961
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
       (CONTINUED)                         BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
---------------------------       ------------------------------------------------------    ---------------------------------------
                                                GROWTH AND       SMALL          BIAM                                        FIXED
INTERNATIONAL        VALUE            100         INCOME        COMPANY     INTERNATIONAL    BALANCED       EQUITY         INCOME
===================================================================================================================================
$        --       $       --      $    1,732   $   12,247     $      447     $    3,077     $   79,590   $    29,115    $   65,841

      5,071            6,462           2,414        6,538          4,116          1,013         20,394        23,088        11,308
        609              775             290          784            494            122          2,447         2,770         1,357
------------------------------------------------------------------------------------------------------------------------------------
      5,680            7,237           2,704        7,322          4,610          1,135         22,841        25,858        12,665
------------------------------------------------------------------------------------------------------------------------------------
     (5,680)          (7,237)           (972)       4,925         (4,163)         1,942         56,749         3,257        53,176
------------------------------------------------------------------------------------------------------------------------------------



    (31,607)         (12,093)         (6,400)      (1,159)       (33,167)        (7,753)       (27,377)     (147,801)          953

     36,833           61,526         110,862      235,116         51,117         17,053        120,360       571,352       (23,967)
------------------------------------------------------------------------------------------------------------------------------------
      5,226           49,433         104,462      233,957         17,950          9,300         92,983       423,551       (23,014)
------------------------------------------------------------------------------------------------------------------------------------
$     (454)       $   42,196      $  103,490   $  238,882     $   13,787     $   11,242     $  149,732   $   426,808    $   30,162
===================================================================================================================================







===================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
       (CONTINUED)                         BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
---------------------------       ------------------------------------------------------    ---------------------------------------
                                               GROWTH AND        SMALL          BIAM                                       FIXED
INTERNATIONAL         VALUE           100        INCOME         COMPANY     INTERNATIONAL    BALANCED      EQUITY          INCOME
===================================================================================================================================

$   (5,680)       $   (7,237)     $     (972)  $   4,925      $   (4,163)    $    1,942     $   56,749   $    3,257     $   53,176

   (31,607)          (12,093)         (6,400)     (1,159)        (33,167)        (7,753)       (27,377)    (147,801)           953

    36,833            61,526         110,862     235,116          51,117         17,053        120,360      571,352        (23,967)
------------------------------------------------------------------------------------------------------------------------------------
      (454)           42,196         103,490     238,882          13,787         11,242        149,732      426,808         30,162
------------------------------------------------------------------------------------------------------------------------------------

 1,230,650         1,684,005         477,451   1,404,705       1,080,620        170,977      3,934,083    4,110,264      3,039,345
    (9,277)           (4,736)         (7,805)    (16,694)         (5,604)        (3,228)       (10,218)     (15,923)       (18,393)
    64,397            27,125         227,757     246,753          10,088         44,723        122,290      334,190        155,610
------------------------------------------------------------------------------------------------------------------------------------

 1,285,770         1,706,394         697,403   1,634,764       1,085,104        212,472      4,046,155    4,428,531      3,176,562
------------------------------------------------------------------------------------------------------------------------------------
 1,285,316         1,748,590         800,893   1,873,646       1,098,891        223,714      4,195,887    4,855,339      3,206,724
------------------------------------------------------------------------------------------------------------------------------------
        --                --              --          --              --             --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
$1,285,316        $1,748,590      $  800,893  $1,873,646      $1,098,891     $  223,714     $4,195,887   $4,855,339     $3,206,724
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                    (CONTINUED)                                        INVESTMENT
                                                            ---------------------------                                -----------
                                                                                            DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                             GOVERNMENT       MONEY       RESPONSIBLE       STOCK      DISCIPLINED
                                                             SECURITIES       MARKET         GROWTH         INDEX         STOCK
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     24,315   $    139,625   $    94,038   $     92,450    $    3,141
Expenses:
   Mortality and expense risk fees........................         4,736         35,056         7,101         54,979         1,598
   Administrative fees....................................           568          4,207           852          6,598           192
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................         5,304         39,263         7,953         61,577         1,790
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        19,011        100,362        86,085         30,873         1,351
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares................................         3,870             --        (5,652)       (11,282)       (1,834)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares.................       (16,384)            --       210,022      1,495,419        62,278
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in
            portfolio shares..............................       (12,514)            --       204,370      1,484,137        60,444
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations..............................  $      6,497   $    100,362   $   290,455   $  1,515,010    $   61,795
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                    (CONTINUED)                                        INVESTMENT
                                                            ---------------------------                                -----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                             GOVERNMENT       MONEY       RESPONSIBLE       STOCK      DISCIPLINED
                                                             SECURITIES       MARKET         GROWTH         INDEX         STOCK
===================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $     19,011   $    100,362   $    86,085   $     30,873    $    1,351
   Net realized gains (losses) on sales of investments
     in portfolio shares..................................         3,870             --        (5,652)       (11,282)       (1,834)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................       (16,384)            --       210,022      1,495,419        62,278
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations..................................         6,497        100,362       290,455      1,515,010        61,795
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments...................     1,569,026     15,825,441     1,559,268     12,135,910       408,149
         Contract redemptions.............................       (11,336)       (61,590)       (6,160)      (101,245)         (418)
         Net transfers....................................        42,067     (7,804,926)      765,306      1,356,414       223,640
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets
              from contract owners' transactions..........     1,599,757      7,958,925     2,318,414     13,391,079       631,371
-----------------------------------------------------------------------------------------------------------------------------------
                Net increase in net assets................     1,606,254      8,059,287     2,608,869     14,906,089       693,166
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................            --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
                Net assets, end of period.................  $  1,606,254   $  8,059,287   $ 2,608,869   $ 14,906,089    $  693,166
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


  DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)          FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------    -------------------------------------------  ---------------------------   ---------------------------------------

INTERNATIONAL    HIGH INCOME    INTERNATIONAL                    EQUITY                      AGGRESSIVE                  WORLDWIDE
    VALUE          BOND II        EQUITY II       UTILITY II     INCOME      HIGH YIELD        GROWTH       GROWTH        GROWTH
===================================================================================================================================

$     9,429     $       175     $        --     $        --   $    35,026    $   102,311   $        --   $    36,996   $    68,213

        345          18,760           2,322           9,110         2,158          3,237         7,592        14,610        29,356
         41           2,251             279           1,093           259            388           911         1,753         3,523
-----------------------------------------------------------------------------------------------------------------------------------
        386          21,011           2,601          10,203         2,417          3,625         8,503        16,363        32,879
-----------------------------------------------------------------------------------------------------------------------------------
      9,043         (20,836)         (2,601)        (10,203)       32,609         98,686        (8,503)       20,633        35,334
-----------------------------------------------------------------------------------------------------------------------------------




       (117)        (11,727)        (44,568)          4,967        (4,300)        (3,555)      (15,714)       (7,738)          966

       (324)         81,512          67,088         186,268        33,860        (88,371)      424,175       800,093       627,889
-----------------------------------------------------------------------------------------------------------------------------------

       (441)         69,785          22,520         191,235        29,560        (91,926)      408,461       792,355       628,855
-----------------------------------------------------------------------------------------------------------------------------------

$     8,602     $    48,949     $    19,919     $   181,032   $    62,169    $     6,760   $   399,958   $   812,988   $   664,189
===================================================================================================================================





  DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)          FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------    -------------------------------------------  ---------------------------   ---------------------------------------

INTERNATIONAL    HIGH INCOME    INTERNATIONAL                    EQUITY                      AGGRESSIVE                  WORLDWIDE
    VALUE          BOND II        EQUITY II       UTILITY II     INCOME      HIGH YIELD        GROWTH       GROWTH        GROWTH
===================================================================================================================================

$     9,043     $   (20,836)    $    (2,601)    $   (10,203)  $    32,609    $    98,686   $    (8,503)  $    20,633   $    35,334

       (117)        (11,727)        (44,568)          4,967        (4,300)        (3,555)      (15,714)       (7,738)          966

       (324)         81,512          67,088         186,268        33,860        (88,371)      424,175       800,093       627,889
-----------------------------------------------------------------------------------------------------------------------------------

      8,602          48,949          19,919         181,032        62,169          6,760       399,958       812,988       664,189
-----------------------------------------------------------------------------------------------------------------------------------

    135,146       4,354,443         508,305       2,177,715       756,675      1,078,012     1,830,473     3,908,010     6,838,671
     (7,000)        (49,908)         (2,340)        (34,186)       (4,889)       (18,269)      (11,640)      (27,028)      (62,473)
      3,477          96,889          41,888         266,716        14,114         71,526       219,093       686,770       866,672
-----------------------------------------------------------------------------------------------------------------------------------

    131,623       4,401,424         547,853       2,410,245       765,900      1,131,269     2,037,926     4,567,752     7,642,870
-----------------------------------------------------------------------------------------------------------------------------------
    140,225       4,450,373         567,772       2,591,277       828,069      1,138,029     2,437,884     5,380,740     8,307,059
-----------------------------------------------------------------------------------------------------------------------------------
         --              --              --              --            --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
$   140,225     $ 4,450,373     $   567,772     $ 2,591,277   $   828,069    $ 1,138,029   $ 2,437,884   $ 5,380,740   $ 8,307,059
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

                                                                                                                       NEUBERGER
                                                                                                                         BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                  LAZARD RETIREMENT                                      TRUST
                                                                  SERIES PORTFOLIOS                                    PORTFOLIOS
                                                             --------------------------                               -------------
                                                                                                          MITCHELL
                                                                                          LORD ABBETT     HUTCHINS
                                                                                          SERIESTRUST   SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY       SMALL CAP        INCOME        INCOME          BOND
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares.........    $    3,310    $       102    $   158,981   $    18,134   $         --
Expenses:
  Mortality and expense risk fees........................         3,366          1,896          9,783           920         18,429
  Administrative fees....................................           404            227          1,174           110          2,212
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses.......................................         3,770          2,123         10,957         1,030         20,641
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss).......................          (460)        (2,021)       148,024        17,104        (20,641)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares...............................       (11,087)          (736)       (16,190)       (1,355)        12,267
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares................       112,132          9,356         22,457         6,129         40,232
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares..............................       101,045          8,620          6,267         4,774         52,499
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations...............................    $  100,585    $     6,599    $   154,291   $    21,878   $     31,858
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

                                                                                                                       NEUBERGER
                                                                                                                         BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                  LAZARD RETIREMENT                                      TRUST
                                                                  SERIES PORTFOLIOS                                    PORTFOLIOS
                                                             --------------------------                               -------------
                                                                                                          MITCHELL
                                                                                          LORD ABBETT     HUTCHINS
                                                                                          SERIESTRUST   SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY       SMALL CAP        INCOME        INCOME          BOND
===================================================================================================================================
Changes from operations:
  Net investment income (loss)...........................    $     (460)   $    (2,021)   $   148,024   $    17,104   $    (20,641)
  Net realized gains (losses) on sales of investments
    in portfolio shares..................................       (11,087)          (736)       (16,190)       (1,355)        12,267
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares...................       112,132          9,356         22,457         6,129         40,232
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations.........       100,585          6,599        154,291        21,878         31,858
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments.........................       876,175        421,467      2,410,638       238,350      3,759,396
  Contract redemptions...................................       (16,447)        (5,060)       (37,669)       (1,623)       (21,138)
  Net transfers..........................................        68,950          1,016         67,663         2,093       (609,874)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
      from contract owners' transactions.................       928,678        417,423      2,440,632       238,820     3 ,128,384
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets......................     1,029,263        424,022      2,594,923       260,698      3,160,242
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of period........................            --             --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period.......................    $1,029,263    $   424,022    $ 2,594,923   $   260,698   $  3,160,242
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT       STRONG
    TRUST         VARIABLE
  PORTFOLIOS     INSURANCE
 (CONTINUED)       FUNDS                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------                      -------------------------------------------------------
                                   STRONG
                   MID CAP      OPPORTUNITY                    EMERGING          HARD             REAL         MVA        COMBINED
 PARTNERS         GROWTH II      FUND II          BOND         MARKETS          ASSETS           ESTATE       1 YEAR       TOTAL
===================================================================================================================================

$        --      $       --     $    12,544   $       --     $      --       $       --      $       --    $       --   $1,088,426

     14,590           2,289           7,328        1,464         1,021              306             891            --      378,316
      1,751             275             879          176           122               37             106            --       45,397
-----------------------------------------------------------------------------------------------------------------------------------
     16,341           2,564           8,207        1,640         1,143              343             997            --      423,713
-----------------------------------------------------------------------------------------------------------------------------------
    (16,341)         (2,564)          4,337       (1,640)       (1,143)            (343)           (997)           --      664,713
-----------------------------------------------------------------------------------------------------------------------------------



    (31,441)           (133)        (10,406)       7,950       (11,927)          (6,210)         (1,023)           --     (516,677)

    156,637          93,031         113,013        7,720        (9,923)            (301)         (3,072)           --    7,646,351
-----------------------------------------------------------------------------------------------------------------------------------

    125,196          92,898         102,607       15,670       (21,850)          (6,511)         (4,095)           --    7,129,674
-----------------------------------------------------------------------------------------------------------------------------------

$   108,855      $   90,334     $   106,944   $   14,030     $ (22,993)      $   (6,854)     $   (5,092)           --   $7,794,387
===================================================================================================================================




  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT       STRONG
    TRUST         VARIABLE
  PORTFOLIOS     INSURANCE
 (CONTINUED)       FUNDS                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------                      ---------------------------------------------------
                                   STRONG
                   MID CAP      OPPORTUNITY                    EMERGING          HARD         REAL          MVA          COMBINED
 PARTNERS         GROWTH II      FUND II          BOND         MARKETS          ASSETS       ESTATE       1 YEAR          TOTAL
===================================================================================================================================

$   (16,341)     $   (2,564)    $     4,337   $   (1,640)    $  (1,143)     $     (343)   $     (997)   $       --    $    664,713

    (31,441)           (133)        (10,406)       7,950       (11,927)         (6,210)       (1,023)           --        (516,677)

    156,637          93,031         113,013        7,720        (9,923)           (301)       (3,072)           --       7,646,351
-----------------------------------------------------------------------------------------------------------------------------------
    108,855          90,334         106,944       14,030       (22,993)         (6,854)       (5,092)           --       7,794,387
-----------------------------------------------------------------------------------------------------------------------------------

  2,802,173         565,903       1,665,434      367,032       261,623          94,936       215,374       175,272      95,358,778
    (12,839)         (1,429)         (6,171)      (3,447)       (6,492)             --          (600)           --        (690,158)
    205,084          15,164         212,388      (31,892)       11,332             (18)        8,585       (55,253)        356,451
-----------------------------------------------------------------------------------------------------------------------------------

  2,994,418         579,638      1,871,651       331,693       266,463          94,918       223,359       120,019      95,025,071
-----------------------------------------------------------------------------------------------------------------------------------
  3,103,273         669,972      1,978,595       345,723       243,470          88,064       218,267       120,019     102,819,458
-----------------------------------------------------------------------------------------------------------------------------------
         --              --             --            --            --              --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,103,273      $  669,972     $1,978,595    $  345,723     $ 243,470      $   88,064    $  218,267    $  120,019    $102,819,458
===================================================================================================================================

                                                                              15

CONSECO VARIABLE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

--------------------------------------------------------------------------------

(1) GENERAL

   Conseco Variable Insurance Company (the "Company") has established two separate accounts within Conseco Variable Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account F ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the MVA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 1999 AND 1998

--------------------------------------------------------------------------------

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.


(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $428,880,284 and $110,554,029 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $96,341,276 and $14,871,886 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.


(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of the Variable Account, for assuming the mortality and expense risks. These fees were $3,311,496 and $378,316 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.

   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $366,942 for the year ended December 31, 1999. There were no sales and administrative charges for the period February 12, 1998 through December 31, 1998. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $397,379 and $45,397 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.

The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on changes in the U.S. Treasury rates during the holding period of the MVA contract. The adjustment charges were $16 and $527 for the year ended December 31, 1999 and the period February 12, 1998, through December 31, 1998, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999) an affiliate of the Company.

(6)  NET ASSETS

   Net assets consisted of the following at December 31, 1999:

--------------------------------------------------------------------------------

Proceeds from the sales of units since organization,
  less cost of units redeemed..............................   $ 416,949,925
Undistributed net investment income........................      10,988,212
Undistributed net realized gain on sales of investments....       7,544,908
Net unrealized appreciation of investments.................      82,843,636
--------------------------------------------------------------------------------
Net assets.................................................   $ 518,326,681
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT F

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Annuity Account F (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for the year ended December 31, 1999 and from inception (February 12, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
February 10, 2000

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                                                                              19

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20

                       CONSECO VARIABLE ANNUITY ACCOUNT F
                       SPONSOR
                       Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                       Conseco Equity Sales, Inc. - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                       PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                              CONSECO  VARIABLE  ANNUITY  ACCOUNT F IS ISSUED BY
              CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO EQUITY SALES, INC.,
                     A  BROKER-DEALER  FOR CONSECO  VARIABLE  INSURANCE COMPANY.
          BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES
           ORGANIZATION  HEADQUARTERED IN CARMEL, INDIANA.  CONSECO, THROUGH ITS
            SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR
                INSURANCE, INVESTMENT AND LENDING  PRODUCTS,  HELPING 12 MILLION
                             CUSTOMERS STEP UP TO A BETTER,  MORE SECURE FUTURE.



                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.



                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 NORTH PENNSYLVANIA STREET
                                                           CARMEL, INDIANA 46032

                                                           CV-209 (2/00)   05988
                                      (C)1999 CONSECO VARIABLE INSURANCE COMPANY



                                                                 www.conseco.com



INSURANCE INVESTMENTS LENDING                                      [GRAPHIC](SM)
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